Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes expenses
	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

Schedule of income taxes expenses computed at the Hong Kong statutory tax rate

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017

Net loss before tax	$(20,116,938)	$(15,134,485)	$(2,561,507)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(3,319,294)	(2,497,190)	(422,649)
Impact of different tax rates in other jurisdictions	(91,623)	(3,066)	-
Non-taxable income	(389,714)	(95,018)	-
Non-deductible expenses	702,433	540,893	-
Prior year tax effect	-	-	(576,970)
Change in valuation allowance	3,098,198	2,054,381	999,619
Effective income tax expense	$-	$-	$-

Scgedule of deferred tax asset
	December 31, 2019	December 31, 2018
Deferred tax asset:
Tax loss carry forward	$6,699,345	$3,499,428
Deferred tax liability:
Depreciation and amortization	(547,147)	(445,428)
Net deferred tax assets before valuation allowance	6,152,198	3,054,000
Valuation allowance	(6,152,198)	(3,054,000)
Deferred tax asset, net	$-	$-